Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Summary of Plant, Property and Equipment
The following table displays the details of Property, plant and equipment, which is stated at cost:

		(dollars in millions)
At December 31,	Lives (years)	2017	2016
Land	—	$806	$667
Buildings and equipment	7-45	28,914	27,117
Central office and other network equipment	3-50	145,093	136,737
Cable, poles and conduit	7-50	47,972	45,639
Leasehold improvements	5-20	8,394	7,627
Work in progress	—	6,139	5,710
Furniture, vehicles and other	3-20	9,180	8,718
		246,498	232,215
Less accumulated depreciation		157,930	147,464
Property, plant and equipment, net		$88,568	$84,751